Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	000-56801
Entity Registrant Name	BLUE LINE HOLDINGS, INC.
Entity Central Index Key	0002029586
Entity Tax Identification Number	99-3114735
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	18 Lakewood Blvd.
Entity Address, City or Town	Lynbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11563
City Area Code	(516)
Local Phone Number	776-3349
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false